Loss per share (Schedule of detailed information about basic and diluted loss per share) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Numerator
Net loss attributable to common shareholders and used in computation of basic and diluted loss per share	$ (2,287,095)	$ (1,012,978)	$ (1,245,393)
Denominator
Weighted average number of common shares for computation of basic and diluted loss per share	451,177,796	422,613,046	377,380,476